CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)		6 Months Ended
	Mar. 24, 2017	Jun. 30, 2016
Condensed Consolidated Statements Of Operations
Reverse stock split ratio	130	130